RIGHT OF USE ASSETS AND LEASE LIABILITIES - Right of Use Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	[1]	$ 175	$ 142
Amortisation for the year		81	63		$ 47
Impairment		17
Right of use assets at period end		156	175	[1]	142	[1]
Impairment loss recognised in profit or loss		304
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		313	257		233
Additions		91	102		23
Derecognition and other movements		(34)	(37)		(12)
Translation		(10)	(9)		13
Right of use assets at period end		360	313		257
Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		(138)	(115)		(75)
Derecognition and other movements		(29)	(37)		(11)
Translation		(3)	(4)		4
Amortisation for the year		81	63		47
Impairment		17	1
Right of use assets at period end		(204)	(138)		(115)
Mine infrastructure
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		162	133
Right of use assets at period end		148	162		133
Mine infrastructure | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		297	233		209
Additions		90	95		23
Derecognition and other movements		(34)	(22)		(13)
Translation		(8)	(9)		14
Right of use assets at period end		345	297		233
Mine infrastructure | Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		(135)	(100)		(61)
Derecognition and other movements		(29)	(22)		(11)
Translation		(4)	(4)		5
Amortisation for the year		78	61		45
Impairment		17	0
Right of use assets at period end		(197)	(135)		(100)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		13	9
Right of use assets at period end		8	13		9
Land and buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		16	24		24
Additions		1	7		0
Derecognition and other movements		0	(15)		1
Translation		(2)	0		(1)
Right of use assets at period end		15	16		24
Land and buildings | Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		(3)	(15)		(14)
Derecognition and other movements		0	(15)		0
Translation		1	0		(1)
Amortisation for the year		3	2		2
Impairment		0	1
Right of use assets at period end		$ (7)	$ (3)		$ (15)

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.